PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

Administrative Class Prospectus, dated April 30, 2013,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Money Market Portfolio (the “Portfolio”)

The following changes are effective July 1, 2013.

The Portfolio’s fee table in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

Administrative Class
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	N/A
Total Annual Portfolio Operating Expenses(1)	0.32%

[1]  To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s fees and expenses. Such waivers, if any, are not reflected in this table. See “Management of the Portfolio—Temporary
Fee Waivers, Reductions and Reimbursements” for additional
information.

The Portfolio’s Example in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$33	$103	$180	$406

The “Management of the Portfolios—Temporary Fee Waivers, Reductions and Reimbursements” section of the Prospectus is deleted in its entirety and replaced with the following:

To maintain certain net yields for the PIMCO Money Market Portfolio, PIMCO and the Trust’s Distributor, PIMCO Investments LLC (the “Distributor”), have entered into a fee and expense limitation agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO and/or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s supervisory and administrative fee, any service fees applicable to a class of the Portfolio, or to the extent necessary, the Portfolio’s advisory fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO and/or the Distributor.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO may recoup from the PIMCO Money Market Portfolio any portion of the supervisory and administrative fee or advisory fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustee fees pursuant to the expense limitation agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived, except the Portfolio will not reimburse PIMCO or the Distributor for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield.

With respect to the PIMCO Money Market Portfolio only, the Trust has suspended payment of any service (12b-1) fees at this time.

In certain circumstances, the Distributor or its affiliates may pay or reimburse financial firms for distribution and/or shareholder services out of the Distributor’s or its affiliates’ own assets when the Distributor does not receive associated distribution and/or service (12b-1) fees from the applicable Portfolio. These payments and reimbursements may be made from profits received by the Distributor or its affiliates from other fees paid by the PIMCO Money Market Portfolio. Such activities by the Distributor or its affiliates may provide incentives to financial firms to purchase or market shares of the PIMCO Money Market Portfolio. Additionally, these activities may give the Distributor or its affiliates additional access to sales representatives of such financial firms, which may increase sales of Portfolio shares.

The “Administrative Class Shares—Service Fees—Administrative Class Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

The Trust has adopted, pursuant to Rule 12b-1 under the 1940 Act, an Administrative Services Plan (the “Administrative Plan”) for the Administrative Class shares of the Portfolio. The Administrative Plan allows the Portfolio to use its Administrative Class assets to compensate the Distributor for providing or procuring through financial firms administrative, recordkeeping, and investor services relating to Administrative Class shares. Because these fees are paid out of the Portfolio’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

With respect to the PIMCO Money Market Portfolio only, the Trust has suspended payment of any service (12b-1) fees at this time. The payment of service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Portfolio shareholders to do so.

The following lists the maximum annual rates at which the servicing fees may be paid under the Administrative Plan (calculated as a percentage of each Portfolio’s average daily net assets attributable to Administrative Class shares):

Administrative Class	Servicing Fee
PIMCO Money Market Portfolio	0.10%
All other Portfolios	0.15%

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_052313

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

PIMCO Money Market Portfolio Administrative Class Prospectus, dated April 30, 2013,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Money Market Portfolio (the “Portfolio”)

The following changes are effective July 1, 2013.

The Portfolio’s fee table in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

Administrative Class
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	N/A
Total Annual Portfolio Operating Expenses(1)	0.32%

[1]  To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s fees and expenses. Such waivers, if any, are not reflected in this table. See “Management of the Portfolio—Temporary
Fee Waivers, Reductions and Reimbursements” for additional
information.

The Portfolio’s Example in the Portfolio Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Administrative Class	$33	$103	$180	$406

The “Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements” section of the Prospectus is deleted in its entirety and replaced with the following:

To maintain certain net yields for the Portfolio, PIMCO and the Trust’s Distributor, PIMCO Investments LLC (the “Distributor”), have entered into a fee and expense limitation agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO and/or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s supervisory and administrative fee, any service fees applicable to a class of the Portfolio, or to the extent necessary, the Portfolio’s advisory fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO and/or the Distributor.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO may recoup from the Portfolio any portion of the supervisory and administrative fee or advisory fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustee fees pursuant to the expense limitation agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived, except the Portfolio will not reimburse PIMCO or the Distributor for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield.

With respect to the Portfolio, the Trust has suspended payment of any service (12b-1) fees at this time.

In certain circumstances, the Distributor or its affiliates may pay or reimburse financial firms for distribution and/or shareholder services out of the Distributor’s or its affiliates’ own assets when the Distributor does not receive associated distribution and/or service (12b-1) fees from the Portfolio. These payments and reimbursements may be made from profits received by the Distributor or its affiliates from other fees paid by the Portfolio. Such activities by the Distributor or its affiliates may provide incentives to financial firms to purchase or market shares of the Portfolio. Additionally, these activities may give the Distributor or its affiliates additional access to sales representatives of such financial firms, which may increase sales of Portfolio shares.

The “Administrative Class Shares—Service Fees—Administrative Class Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

The Trust has adopted, pursuant to Rule 12b-1 under the 1940 Act, an Administrative Services Plan (the “Administrative Plan”) for the Administrative Class shares of the Portfolio. The Administrative Plan allows the Portfolio to use its Administrative Class assets to compensate the Distributor for providing or procuring through financial firms administrative, recordkeeping, and investor services relating to Administrative Class shares. Because these fees are paid out of the Portfolio’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

With respect to the Portfolio, the Trust has suspended payment of any service (12b-1) fee at this time. The payment of service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Portfolio shareholders to do so.

The maximum annual rate at which the servicing fees may be paid under the Administrative Plan (calculated as a percentage of the Portfolio’s average daily net assets attributable to Administrative Class shares) is 0.10%.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_052313

PIMCO Variable Insurance Trust

Supplement Dated May 23, 2013 to the

Statement of Additional Information (the “SAI”)

(dated April 30, 2013), as supplemented from time to time

Disclosure Related to the Distribution and Servicing (12b-1) Plans

The following changes are effective July 1, 2013.

The first and second paragraphs of the “Distribution of Trust Shares—Administrative Services Plan for Administrative Class Shares” section of the SAI are deleted in their entirety and replaced with the following:

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of each Portfolio pursuant to Rule 12b-1 under the 1940 Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate, out of the assets attributable to the Administrative Class shares of each Portfolio, the Distributor for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolios. The fee payable pursuant to the Plan may be used by the Distributor to provide or procure services including, among other things: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services. The following lists the maximum annual rates at which the servicing fees may be paid under the Administrative Plan (calculated as a percentage of each Portfolio’s average daily net assets attributable to Administrative Class shares):

Administrative Class	Servicing Fee
PIMCO Money Market Portfolio	0.10%
All other Portfolios	0.15%

The following is added to the “Distribution of Trust Shares—Additional Payments to Insurance Companies” section of the SAI as the final paragraph:

In certain circumstances, the Distributor or its affiliates may pay or reimburse financial firms for distribution and/or shareholder services out of the Distributor’s or its affiliates’ own assets when the Distributor does not receive associated distribution and/or service (12b-1) fees from the applicable Portfolio. These payments and reimbursements may be made from profits received by the Distributor or its affiliates from other fees paid by the Portfolios. Such activities by the Distributor or its affiliates may provide incentives to financial firms to purchase or market shares of the Portfolios. Additionally, these activities may give the Distributor or its affiliates additional access to sales representatives of such financial firms, which may increase sales of Portfolio shares. The payments described in this paragraph may be significant to the payors and the payees.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_052313